Schedule of ESOP Debt Payable (Details) $ in Thousands	Dec. 31, 2016 USD ($)
ESOP Loan [Line Items]
ESOP Loan, Principal balance payable in 2017	$ 539
ESOP Loan, Principal balance payable in 2018	563
ESOP Loan, Principal balance payable in 2019	587
ESOP Loan, Principal balance payable in 2020	152
ESOP Loan, Principal balance payable in 2021	157
ESOP Loan, Principal balance payable Thereafter	1,661
ESOP Loan	$ 3,659